December 22, 1995


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Asset Management Fund, Inc.
    File No.  2-78808


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures








U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


1.  Name and address of issuer:        Asset Management Fund, Inc.
                                       Shay Financial Services Co.
                                       111 East Wacker Drive
                                       Chicago, IL  60601

2  Name of each series or class of funds for which this notice is filed:

            Asset Management Fund, Inc.
                    Money Market Portfolio
                    Short U.S. Government Securities Portfolio
                    Adjustable Rate Mortgage (ARM) Portfolio
                    U.S. Government Mortgage Securities Portfolio Intermediate Mortgage Securities Portfolio

3.  Investment Company Act File Number:          811-3541
     Securities Act File Number:           2-78808

4.  Last day of fiscal year for which this notice is filed:        10/31/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer s fiscal year of purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer s 24f-2 declaration:
                          N/A

6. Date of termination of issuer s declaration under rule 24f-2(a)(1), if applicable:

                          N/A
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
                          N/A

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                          N/A
9.  Number and aggregate sale price of securities sold during the fiscal year:

    Money Market            389,839,779         $  389,839,779
    Short U.S. Gov't          2,982,085             31,763,091
    ARM Portfolio            31,767,897            314,389,247
    U.S. Gov't Mrtg.            243,512              2,562,981
    Interm. Mrtg.               235,385              2,232,516

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Money Market            389,839,779          $ 389,839,779
    Short U.S. Gov't          2,982,085             31,763,091
    ARM Portfolio            31,767,897            314,389,247
    U.S. Gov't Mrtg.            243,512              2,562,981
    Interm. Mrtg.               235,385              2,232,516

                 TOTAL      425,068,658           $740,787,614

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Money Market              1,752,434           $  1,752,434
    Short U.S. Gov't            520,236              5,466,387
    ARM Portfolio             2,735,804             26,963,939
    U.S. Gov't Mrtg.            180,463              1,875,444
    Interm. Mrtg.               789,781              7,468,823

                 TOTAL        5,978,718            $43,527,027


12. Calculation of registration fee:

    (i)  Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24f-2 (from Item 10):         $  740,787,614

   (ii)  Aggregate price of shares issued in connection with
         dividend reinvestment plans (from Item 11, if
         applicable):                                           +   43,527,027

  (iii)  Aggregate price of shares redeemed or repurchased during
         the fiscal year (if applicable):                     -(1,046,852,902)
   (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to
         rule 24e-2 (if applicable)                            +          0

    (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line
        (ii), less line (iii), plus line (iv)] (if applicable):          0

   (vi)  Multiplier prescribed by Section 6(b) of the Securities Act
         of 1933 or other applicable law or regulation:         \         2900

  (vii)  Fee due [line (i) or line (v) multiplies by line (vi)]:       100.00

         (minimum due)


13. Check box if fees are being remitted to the Commission s lockbox depository as described in section 3a of the Commission s Rules of Informal and Other Procedures (17 CFR 202.3a).
     [  X  ]

     Date of mailing or wire transfer of filing fees to the Commission s lockbox depository: December 7, 1995


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By:     Edward E. Sammons, Jr.
        Vice President & Secretary


Date:   December 22, 1995






                     VEDDER, PRICE, KAUFMAN & KAMMHOLZ



                             December 20, 1995


Board of Directors
Asset Management Fund, Inc.
111 East Wacker Drive
Chicago, Illinois 60601

     Re:   24f-2 Notice for Asset Management Fund, Inc.
           File Nos. 2-78808 and 811-3541

Gentlemen:

     We have acted as counsel to Asset Management Fund, Inc. (the
"Fund") in connection with its public offering of an indefinite number of units of beneficial interest, $.001 par value ("Shares"), from each of the five authorized series of the Fund.

     Based upon the foregoing, it is our opinion that the Shares issued, as reported on the accompanying Notice pursuant to Rule 24f-2 reporting sales and redemptions during the period November 1, 1994 through October 31, 1995, were legally issued, fully paid and nonassessable.

     In rendering this opinion, we have relied upon an Officer's Certificate executed by a Vice President of the Fund representing, among other things, that all Shares of the Fund have been issued at the net asset value per share next determined after the Fund's receipt of an order in proper form and payment therefor from the investor, as described in the Fund's Prospectus and Statement of Additional Information.

     We hereby consent to the filing of this opinion with the Securities and Exchange Commission pursuant to Rule 24f-2 promulgated under Section 24(f) of the Investment Company Act of 1940, together with the Fund's Rule 24f-2 Notice.

                                  Very truly yours,

                                  VEDDER, PRICE, KAUFMAN & KAMMHOLZ